Cash and deposits with financial institutions	3 Months Ended
Jan. 31, 2025
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Cash and deposits with financial institutions
5.	Cash and deposits with financial institutions

	As at
($ millions)	January 31 2025		October 31 2024
Cash and non-interest-bearing deposits with financial institutions	$9,897		$9,406
Interest-bearing deposits with financial institutions	60,301		54,454
Total	$70,198	(1)	$63,860	(1)
(1)	Net of allowances of $3 (October 31, 2024 – $3).
The Bank is required to maintain balances with central banks, other regulatory authorities and certain counterparties and these amounted to $5,793 million (October 31, 2024 – $5,322 million) and are included above.